Restatement of previously issued unaudited condensed financial statements - UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restatement of previously issued unaudited condensed financial statements
TOTAL ASSETS	$ 80,673	$ 283,076
LIABILITIES
Deferred revenue, current portion	5,039	7,454
Current liabilities of discontinued operations		88,720
TOTAL LIABILITIES	55,774	203,920
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 80,673	283,076
Restatement of divested Former VIEs as discontinued operations
Restatement of previously issued unaudited condensed financial statements
TOTAL ASSETS		283,076
LIABILITIES
Deferred revenue, current portion		7,454
Current liabilities of discontinued operations		88,720
TOTAL LIABILITIES		203,920
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY		283,076
As previously reported
Restatement of previously issued unaudited condensed financial statements
TOTAL ASSETS		283,076
LIABILITIES
Deferred revenue, current portion		10,037
Current liabilities of discontinued operations		86,137
TOTAL LIABILITIES		203,920
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY		283,076
Adjustment
LIABILITIES
Deferred revenue, current portion		(2,583)
Current liabilities of discontinued operations		$ 2,583